CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (6,713)	$ (10,693)	$ (3,609)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	491	493	411
Share-based compensation	3,711	3,880	2,827
Retention plan associated with acquisition and other compensation in shares		370	502
Impairment of intangible assets		4,122
Amortization of intangible assets	1,347	2,372	2,862
Accretion of payment obligations related to acquisitions		(8)	477
Change in fair value of payment obligations		35	(2,067)
Change in:
Accrued severance pay, net	306	24	184
Trade receivables	(3,514)	(2,544)	1,512
Other accounts receivable and prepaid expenses	(392)	(29)	(364)
Other long-term assets	8	14	(174)
Trade payables	107	(279)	343
Deferred revenues	823	1,570	2,533
Employees and payroll accruals	973	1,101	635
Accrued expenses and other current liabilities	1,025	594	(202)
Remeasurement of long-term liability presented at fair value and other long-term liabilities	(212)	(185)	(91)
Tax deficiencies (benefit) related to exercise of stock options		171	(218)
Change in deferred taxes, net	1,131	(1,833)	(641)
Net cash provided by (used in) operating activities	(909)	(825)	4,920
Cash flows from investing activities:
Purchase of property and equipment	(556)	(456)	(625)
Decrease in restricted cash			430
Cash paid in connection with acquisition, net of acquired cash (Note 3)			(10,402)
Net cash used in investing activities	(556)	(456)	(10,597)
Cash flows from financing activities:
Proceeds from exercise of warrants and options	881	289	1,164
Payment of contingent consideration	(271)	(1,990)	(2,054)
Issuance of shares, net of issuance expenses	21,048
Payment of contingent payment right	(300)
Tax benefit (deficiencies) related to exercise of stock options		(171)	218
Net cash provided by (used in) financing activities	21,358	(1,872)	(672)
Foreign currency translation adjustments on cash and cash equivalents	28	(203)	(88)
Increase (decrease) in cash and cash equivalents	19,921	(3,356)	(6,437)
Cash and cash equivalents at the beginning of the year	9,166	12,522	18,959
Cash and cash equivalents at the end of the year	29,087	9,166	12,522
Cash paid during the year for:
Income taxes	1,740	653	1,558
Supplemental disclosure of non-cash investing and financing activities:
Issuance expenses not yet paid	218
Issuance of shares related to acquisition		$ 224	$ 6,600